Provision for Income Taxes (Details) $ in Millions, ៛ in Billions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 KHR (៛)	Dec. 31, 2022 USD ($)
Provision for IncomeTaxes [Line Items]
Profit tax rate description	Under the two-tiered profits tax rates regime, Hong Kong tax residents are subject to Hong Kong Profits Tax in respect of profits arising in or derived from Hong Kong at 8.25% for the first HK$2 million of profits of the qualifying group entity, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.
Profit tax percent	8.25%
Estimated assessable profit rate	16.50%
Corporate income tax rate	20.00%
Rate of tax	15.00%
Provisions rate	10.00%
Corporate income tax rate	20.00%
progressive rates	5.00%
Profit tax rate	10.00%
Operating loss carry forward (in Dollars) | $		$ 164,721		$ 297,207
Percentage of allowance on deferred tax assets	100.00%
Minimum [Member]
Provision for IncomeTaxes [Line Items]
progressive rates	0.00%
Annual turnover ranges (in Riels) | ៛			៛ 1
Maximum [Member]
Provision for IncomeTaxes [Line Items]
progressive rates	20.00%
Annual turnover ranges (in Riels) | ៛			៛ 1
HK [Member] | HK SAR [Member]
Provision for IncomeTaxes [Line Items]
Estimated assessable profits (in Dollars) | $	$ 2